Personnel expenses - Sensitivity analysis of essential assumptions (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%
Actuarial assumption after reasonable increase (as a percent)	2.70%
Decrease in actuarial assumption (as a percent)	1.00%
Actuarial assumption after reasonable decrease (as a percent)	0.70%
Defined benefit obligation after reasonable increase in actuarial assumption	kr 215
Defined benefit obligation after reasonable decrease in actuarial assumption	351
Service cost after reasonable increase in actuarial assumption	5
Service cost after reasonable decrease in actuarial assumption	8
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	6
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 2
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (in years)	1 year
Decrease in actuarial assumption (in years)	1 year
Defined benefit obligation after reasonable increase in actuarial assumption	kr 286
Defined benefit obligation after reasonable decrease in actuarial assumption	260
Service cost after reasonable increase in actuarial assumption	6
Service cost after reasonable decrease in actuarial assumption	6
Interest cost on defined benefit obligation after reasonable increase in actuarial assumption	5
Interest cost on defined benefit obligation after reasonable decrease in actuarial assumption	kr 4